Putnam Global Health Care Fund
The fund's portfolio
11/30/20 (Unaudited)

COMMON STOCKS (94.4%)(a)
	Shares	Value
Biotechnology (18.5%)
AbbVie, Inc.	803,100	$83,988,198
Acceleron Pharma, Inc.(NON)	182,845	21,588,509
Alexion Pharmaceuticals, Inc.(NON)	116,100	14,176,971
Amgen, Inc.	50,835	11,287,403
Ascendis Pharma A/S ADR (Denmark)(NON)	95,031	16,034,581
Biogen, Inc.(NON)	38,551	9,258,794
Insmed, Inc.(NON)(S)	210,670	8,218,237
Ironwood Pharmaceuticals, Inc.(NON)(S)	3,040,708	35,028,956
Mersana Therapeutics, Inc.(NON)	506,600	12,908,168
Prevail Therapeutics, Inc.(NON)(S)	375,400	3,855,358
Regeneron Pharmaceuticals, Inc.(NON)	36,021	18,587,917
REVOLUTION Medicines, Inc.(NON)	95,714	4,176,002
Rocket Pharmaceuticals, Inc.(NON)(S)	155,700	4,820,472
Seagen, Inc.(NON)	71,200	12,126,072
Vertex Pharmaceuticals, Inc.(NON)	94,900	21,613,477

		277,669,115
Diversified financial services (0.5%)
Health Sciences Acquisitions Corp. 2(NON)(S)	680,995	7,933,592

		7,933,592
Health-care equipment and supplies (12.6%)
Abbott Laboratories	269,600	29,176,112
Cooper Cos., Inc. (The)	34,300	11,498,046
Danaher Corp.	237,800	53,417,014
Intuitive Surgical, Inc.(NON)	27,700	20,111,585
Medtronic PLC	214,300	24,365,910
Stryker Corp.	114,800	26,794,320
Terumo Corp. (Japan)	248,400	9,827,937
Zimmer Biomet Holdings, Inc.	99,400	14,822,528

		190,013,452
Health-care providers and services (14.8%)
AmerisourceBergen Corp.	111,200	11,465,832
Anthem, Inc.	82,900	25,825,008
Biodesix, Inc.(NON)(S)	294,227	5,278,432
Cigna Corp.	44,600	9,327,644
Humana, Inc.	76,700	30,719,884
Laboratory Corp. of America Holdings(NON)	99,600	19,904,064
McKesson Corp.	127,400	22,920,534
UnitedHealth Group, Inc.	288,700	97,101,358

		222,542,756
Health-care technology (1.0%)
Change Healthcare, Inc.(NON)	852,761	14,607,796

		14,607,796
Life sciences tools and services (7.5%)
Avantor, Inc.(NON)	542,300	14,793,944
Bio-Rad Laboratories, Inc. Class A(NON)	38,400	20,678,400
Lonza Group AG (Switzerland)	35,388	22,155,781
Thermo Fisher Scientific, Inc.	117,100	54,449,158

		112,077,283
Pharmaceuticals (39.5%)
4Front Ventures Corp.(NON)(S)	14,979,600	11,594,210
Astellas Pharma, Inc. (Japan)	457,000	6,465,643
AstraZeneca PLC (United Kingdom)	529,488	55,476,510
Bristol-Myers Squibb Co.	791,500	49,389,600
Chugai Pharmaceutical Co., Ltd. (Japan)	158,600	7,629,802
Daiichi Sankyo Co., Ltd. (Japan)	718,800	25,357,941
Eisai Co., Ltd. (Japan)	99,800	7,490,723
Eli Lilly and Co.	356,700	51,953,355
Johnson & Johnson	525,774	76,068,982
Merck & Co., Inc.	507,738	40,817,058
Merck KGaA (Germany)	80,992	12,920,696
Novartis AG (Switzerland)	775,517	70,335,436
Novo Nordisk A/S Class B (Denmark)	198,176	13,309,834
Pfizer, Inc.	1,320,240	50,578,394
Roche Holding AG (Switzerland)	209,123	68,728,950
Royalty Pharma PLC Class A(S)	686,958	29,264,411
Takeda Pharmaceutical Co., Ltd. (Japan)	361,900	12,888,661
Viatris, Inc.(NON)	163,814	2,755,350

		593,025,556

Total common stocks (cost $965,127,857)		$1,417,869,550

UNITS (2.0%)(a)
	Units	Value
Lifesci Acquisition Corp.(NON)	453,115	$7,485,460
Population Health Investment Co., Inc.(NON)	453,939	4,625,638
Sarissa Capital Acquisition Corp.(NON)	1,721,671	17,474,961

Total units (cost $26,364,521)		$29,586,059

CONVERTIBLE PREFERRED STOCKS (0.5%)(a)
	Shares	Value
Danaher Corp. 5.00% cv. pfd.(S)	6,239	$8,135,344

Total convertible preferred stocks (cost $6,239,000)		$8,135,344

U.S. TREASURY OBLIGATIONS (0.1%)(a)
	Principal amount	Value
U.S. Treasury Bonds 3.375%, 5/15/44(i)	$489,000	$678,610
U.S. Treasury Inflation Index Notes 0.125%, 1/15/30(i)	262,980	293,343
U.S. Treasury Notes
2.25%, 7/31/21(i)	215,000	219,695
2.125%, 6/30/21(i)	10,000	10,208

Total U.S. treasury obligations (cost $1,201,856)		$1,201,856

WARRANTS (—%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value
Seneca Biopharma, Inc. Ser. K (acquired 4/20/17, cost $—)(RES)	1/9/22	$946.40	18,887	$—

Total warrants (cost $—)				$—

SHORT-TERM INVESTMENTS (5.2%)(a)
		Principal amount/ shares	Value
Putnam Cash Collateral Pool, LLC 0.17%(AFF)	Shares	33,169,315	$33,169,315
Putnam Short Term Investment Fund Class P 0.17%(AFF)	Shares	41,380,968	41,380,968
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.02%(P)	Shares	666,000	666,000
U.S. Treasury Bills 0.104%, 12/8/20		$1,700,000	1,699,983
U.S. Treasury Bills 0.084%, 1/26/21(SEGSF)		1,100,000	1,099,850

Total short-term investments (cost $78,016,108)			$78,016,116
TOTAL INVESTMENTS

Total investments (cost $1,076,949,342)			$1,534,808,925

	FORWARD CURRENCY CONTRACTS at 11/30/20 (aggregate face value $374,324,084) (Unaudited)
	Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
		Euro	Buy	12/16/20	$45,368,249	$45,289,912	$78,337
		Japanese Yen	Sell	2/17/21	15,380,899	15,343,845	(37,054)
		Swiss Franc	Buy	12/16/20	2,574,362	2,574,421	(59)
	Barclays Bank PLC
		Euro	Buy	12/16/20	3,524,344	3,510,071	14,273
		Japanese Yen	Buy	2/17/21	3,363,075	3,354,983	8,092
	Citibank, N.A.
		British Pound	Sell	12/16/20	7,583,663	7,580,400	(3,263)
		Danish Krone	Buy	12/16/20	10,876,126	10,485,163	390,963
		Euro	Sell	12/16/20	4,943,366	4,900,475	(42,891)
	Credit Suisse International
		Japanese Yen	Buy	2/17/21	9,668,092	9,644,016	24,076
	Goldman Sachs International
		British Pound	Buy	12/16/20	10,083,949	10,090,258	(6,309)
		Euro	Buy	12/16/20	2,545,671	2,548,890	(3,219)
		Japanese Yen	Buy	2/17/21	39,071,903	38,975,801	96,102
	HSBC Bank USA, National Association
		British Pound	Buy	12/16/20	1,195,940	1,195,093	847
		Danish Krone	Buy	12/16/20	3,095,604	3,074,800	20,804
		Danish Krone	Sell	12/16/20	3,095,604	3,036,706	(58,898)
		Euro	Buy	12/16/20	11,744,075	11,695,085	48,990
	JPMorgan Chase Bank N.A.
		Australian Dollar	Buy	1/20/21	6,255,701	6,117,632	138,069
		Japanese Yen	Sell	2/17/21	15,516,415	15,479,835	(36,580)
		New Zealand Dollar	Buy	1/20/21	2,973,532	2,818,188	155,344
		Swiss Franc	Sell	12/16/20	30,990,004	30,986,007	(3,997)
	Morgan Stanley & Co. International PLC
		British Pound	Buy	12/16/20	15,450,544	15,441,527	9,017
		Swiss Franc	Buy	12/16/20	6,629,571	6,591,535	38,036
	NatWest Markets PLC
		Australian Dollar	Buy	1/20/21	26,614,951	26,042,973	571,978
		Euro	Buy	12/16/20	15,600,769	15,463,999	136,770
	State Street Bank and Trust Co.
		Australian Dollar	Buy	1/20/21	5,110,009	4,996,329	113,680
		British Pound	Sell	12/16/20	13,901,916	13,934,415	32,499
		Euro	Buy	12/16/20	1,228,562	1,224,774	3,788
		Israeli Shekel	Buy	1/20/21	2,190,509	2,131,171	59,338
		Japanese Yen	Buy	2/17/21	257,851	257,257	594
	Toronto-Dominion Bank
		Euro	Buy	12/16/20	4,169,235	4,151,179	18,056
	UBS AG
		Australian Dollar	Sell	1/20/21	16,278,307	15,933,792	(344,515)
		Chinese Yuan (Offshore)	Buy	2/18/21	3,455,893	3,445,013	10,880
		Euro	Buy	12/16/20	2,460,227	2,450,170	10,057
		Japanese Yen	Buy	2/17/21	9,364,880	9,344,421	20,459
		Swiss Franc	Sell	12/16/20	11,883,551	11,897,915	14,364
	WestPac Banking Corp.
		Australian Dollar	Buy	1/20/21	8,318,389	8,134,919	183,470
		Euro	Buy	12/16/20	2,460,346	2,449,640	10,706
		Japanese Yen	Buy	2/17/21	1,735,644	1,731,474	4,170

	Unrealized appreciation						2,213,759

	Unrealized (depreciation)						(536,785)

	Total						$1,676,974
*	The exchange currency for all contracts listed is the United States Dollar.

	Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from September 1, 2020 through November 30, 2020 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $1,501,984,439.
(NON)	This security is non-income-producing.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $0, or less than 0.1% of net assets.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 8/31/20	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 11/30/20
	Short-term investments
	Putnam Cash Collateral Pool, LLC*#	$30,589,875	$144,206,095	$141,626,655	$24,344	$33,169,315
	Putnam Short Term Investment Fund**	36,318,681	92,588,341	87,526,054	16,512	41,380,968

	Total Short-term investments	$66,908,556	$236,794,436	$229,152,709	$40,856	$74,550,283
	* No management fees are charged to Putnam Cash Collateral Pool, LLC. There were no realized or unrealized gains or losses during the period.
	# The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. The fund received cash collateral of $33,169,315, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $32,221,393.
	** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $341,966.
(i)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
	At the close of the reporting period, the fund maintained liquid assets totaling $375,702 to cover certain derivative contracts.
	Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
	DIVERSIFICATION BY COUNTRY⌂
	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	78.1%
	Switzerland	10.7
	Japan	4.6
	United Kingdom	3.7
	Denmark	2.0
	Germany	0.9

	Total	100.0%
	⌂ Methodology differs from that used for purposes of complying with the fund’s policy regarding investments in securities of foreign issuers, as discussed further in the fund’s prospectus.
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Investments or which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less are valued using an independent pricing service approved by the Trustees, and are classified as Level 2 securities.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $288,755 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $341,966 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Financials	$7,933,592	$—	$—
Health care	1,097,348,044	312,587,914	—

Total common stocks	1,105,281,636	312,587,914	—
Convertible preferred stocks	8,135,344	—	—
U.S. treasury obligations	—	1,201,856	—
Units	29,586,059	—	—
Warrants	—	—	—
Short-term investments	42,046,968	35,969,148	—

Totals by level	$1,185,050,007	$349,758,918	$—
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$1,676,974	$—

Totals by level	$—	$1,676,974	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Forward currency contracts (contract amount)	$424,500,000
Warrants (number of warrants)	19,000
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com